CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Details Narrative) - USD ($)	1 Months Ended													3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2022	Mar. 31, 2022	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Apr. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022	Sep. 09, 2021
Accrued interest																		$ 4,178
Proceeds from loan issued					$ 250,000											$ 735,340	$ 727,500
Debt instrument, face amount													$ 25,000
Convertible notes, payable									$ 121,000	$ 55,500
Price per share																					$ 0.015
Debt instrument, unamortized discount											$ 7,556			$ 79,087		79,087		166,667	$ 7,556
Accrued interest																17,225	9,280	4,855	2,201
Accrued interest																				$ 7,000
Legal fees														5,397	$ 5,099	12,597	48,872	84,457	$ 143,310
Mast Hill Fund LP [Member]
Proceeds from loan issued	$ 200,000															130,500
Convertible promissory note														250,000		$ 250,000
Conversion price	$ 0.005															$ 0.0025
Promissory note with OID														25,000		$ 25,000
Commissions fees	$ 18,000															10,440
Legal fees	$ 7,000															$ 3,000
Conversion price, percentage	4.99%															4.99%
Remaining balance	$ 250,000															$ 145,000
Power Up Note #3
Convertible notes, payable								$ 68,750
Interest rate								12.00%
Loans payable - related party								$ 68,750
Total repayment																101,313		101,313
Repayment of convertible notes payable																68,750		68,750
Additional prepayment of convertible notes payable																27,500	5,063	27,500
Prepayment interest																		5,063
Power Up Note #4 [Member]
Convertible notes, payable						$ 78,750
Interest rate						12.00%
Loans payable - related party						$ 78,750
Total repayment																99,893		99,893
Repayment of convertible notes payable																78,750		78,750
Additional prepayment of convertible notes payable																15,750	5,393	15,750
Prepayment interest																		5,393
Power Up Note #4 [Member] | Minimum [Member]
Convertible promissory note premium						125.00%
Power Up Note #4 [Member] | Maximum [Member]
Convertible promissory note premium						145.00%
GPL Note
Convertible notes, payable													$ 25,000
Price per share													$ 0.001
Interest rate													10.00%
Loans payable - related party													$ 25,000
Total repayment												$ 28,000
Repayment of principal amount												250,000
Maturity date													Aug. 30, 2020
Repayment for interest												$ 3,000
EMA Note
Interest rate											10.00%								10.00%
Loans payable - related party											$ 50,000								$ 50,000
Interest due date											September 2021
Accrued interest							$ 3,499									0
Total repayment							93,697
Repayment of principal amount							58,600
Prepayment of premium amount							$ 31,598
Promissory note with OID											$ 4,100								4,100
Maturity date											Jun. 15, 2021
Principal amount											$ 58,600								58,600
Tri-Bridge Note
Convertible notes, payable													$ 25,000
Price per share													$ 0.001
Interest rate													10.00%
Loans payable - related party													$ 25,000
Interest due date													January 2021
Maturity date													Aug. 30, 2020
Accrued interest											$ 1,870							4,178	$ 1,870
Third Party
Convertible notes, payable									$ 121,000	$ 55,500
Price per share									$ 0.065
Debt instrument, unamortized discount									$ 15,000
Interest rate									9.00%	12.00%
Loans payable - related party									$ 106,000	$ 52,000
Interest due date										January 2022
Convertible notes payable, current									$ 15,125
Discount rate									50.00%
Common stock, shares issued for cash, shares									2,000,000
Aggregate value									$ 65,000
Debt description									OID of $15,000, bearing interest at 9% per annum, with principal and interest payable in eight equal monthly payments of $15,125 beginning in July 2021.
Third Party | Minimum [Member]
Convertible promissory note premium								125.00%	125.00%
Third Party | Maximum [Member]
Convertible promissory note premium								145.00%	145.00%
Third Party 1 [Member]
Convertible notes, payable									$ 43,500
Interest rate									12.00%
Loans payable - related party									$ 43,500
Talos Victory Fund LLC [Member]
Proceeds from loan issued																107,780
Convertible promissory note														135,000		$ 135,000
Conversion price																$ 0.005
Promissory note with OID														13,500		$ 13,500
Accrued interest																				$ 7,000
Commissions fees																9,720
Legal fees																$ 4,000
Conversion price, percentage																4.99%
First Fire Note [Member]
Proceeds from loan issued					125,000
Convertible promissory note					50,000										50,000		50,000
Repayment of convertible promissory note					$ 125,000
Conversion price					$ 0.015
Repayment of convertible notes			$ 200,000													$ 200,000
Tiger Trout Note [Member]
Proceeds from loan issued					$ 250,000
Convertible promissory note					250,000										$ 250,000		$ 250,000
Repayment of convertible promissory note					$ 50,000
Conversion price					$ 0.015
Repayment of convertible notes																200,000		200,000
Tiger Trout Note [Member] | Convertible Promissory Note [Member]
Repayment of convertible notes																300,000		$ 300,000
SE Holdings Note [Member]
Repayment of convertible notes				$ 75,625	$ 45,375
GS Capital Partners, LLC. [Member]
Proceeds from loan issued																63,650
Convertible promissory note														70,000		70,000
Promissory note with OID														6,500		6,500
Commissions fees																4,900
Legal fees																3,000
Remaining balance																70,560
Sixth Street Lending LLC [Member]
Proceeds from loan issued		$ 200,000
Convertible promissory note														228,200		228,200
Repayment of convertible promissory note		$ 25,102
Conversion price, percentage		75.00%
Remaining balance																126,651
Interest		$ 24,450
Monthly payment		$ 25,330
Boot Capita lLLC [Member]
Convertible promissory note														61,600		61,600
Promissory note with OID														$ 5,600		5,600
Commissions fees																3,360
Legal fees																$ 2,500
Conversion price, percentage																4.99%
Remaining balance																$ 61,600
Proceeds from loan originations																$ 56,000